OTHER (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Other [Abstract]
Summary of Brookfield Renewables other
Brookfield Renewable’s other for the year ended December 31 is comprised of the following:

(MILLIONS)	Notes	2020	2019	2018
Transaction costs		$(13)	$(5)	$(17)
Change in fair value of property, plant and equipment		(101)	(65)	(64)
Loss on debt extinguishment		(12)	(35)	(27)
Amortization of service concession assets		(9)	(20)	(9)
Legal provisions	29	(231)	—	—
Other		(66)	(151)	(89)
		$(432)	$(276)	$(206)